Hennessy Core Bond Fund
Hennessy Core Bond Fund
Investment Objective
The Hennessy Core Bond Fund seeks current income
with capital growth as a secondary objective.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Hennessy Core Bond Fund	Investor Class	Institutional Class
Sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hennessy Core Bond Fund		Investor Class	Institutional Class
Management Fees		0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		1.21%	0.87%
Acquired Fund Fees and Expenses	[1]	0.11%	0.11%
Total Annual Fund Operating Expenses		2.37%	1.78%
Expense Reimbursement	[2]	(0.96%)	(0.62%)
Net Expenses		1.41%	1.16%
[1]	Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
[2]	The Fund's investment manager (the "Manager") has contractually agreed to insure that total operating expenses (excluding certain expenses such as acquired fund fees and expenses and 12b-1 fees) do not exceed 1.05% of the Fund's average daily net assets of both the Investor Class and Institutional Class shares of the Fund, respectively. The Manager has agreed to maintain this expense limitation through February 28, 2015.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example Hennessy Core Bond Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Investor Class	144	648	1,178	2,633
Institutional Class	118	500	907	2,043

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategy
To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities, which include domestic investment grade corporate, agency and governmental bonds, mortgage-backed securities, asset-backed securities, and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The Fund may invest in Initial Public Offerings (“IPOs”).

The Fund is sub-advised by Financial Counselors, Inc. (“FCI”).  FCI will use its core fixed income philosophy to manage the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices.  FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.  The Fund may invest directly in fixed income securities or it may invest indirectly in fixed income securities by investing in other investment companies (including exchange-traded funds, referred to as ETFs) that invest in fixed income securities.  As of January 31, 2014, the dollar-weighted average maturity of the Fund’s portfolio was 5.67 years based on stated maturity.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Debt Investments Risk:  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges, and Yankee bonds, which are U.S. dollar denominated bonds issued by foreign companies.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High Yield Investments Risk:  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments Risk:  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security.  This may reduce a Fund’s share price and income distribution.

Investment Company Securities Risk:  When the Fund invests in another investment company (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

ETF Risk:  In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Temporary Defensive Positions Risk:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Performance Information
The Fund is a successor to the FBR Core Bond Fund (the “Predecessor Core Bond Fund”) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Core Bond Fund. The Predecessor Core Bond Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Core Bond Fund was the investment successor to the AFBA 5Star Total Return Bond Fund (the “AFBA Predecessor Bond Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the AFBA Predecessor Bond Fund was reorganized as the FBR Core Bond Fund.  Performance figures shown below represent the Advisor Class shares of the AFBA Predecessor Bond Fund for periods prior to March 12, 2010.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance, the Barclays Capital Intermediate U.S. Government/Credit Index.  For additional information on this index, please see “Index Descriptions” on page 66 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY CORE BOND FUND TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 5.35% for the quarter ended September 30, 2009 and the lowest quarterly return was -2.84% for the quarter ended March 31, 2005.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2013)
Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.
Average Annual Returns Hennessy Core Bond Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Hennessy Core Bond Fund - Investor Returns before taxes	0.01%	5.68%	4.93%
Institutional Class	Hennessy Core Bond Fund - Institutional Returns before taxes	0.27%	5.94%	5.19%
After Taxes on Distributions Investor Class	Hennessy Core Bond Fund - Investor Returns after taxes on distributions	(5.87%)	3.29%	2.84%
After Taxes on Distributions and Sale of Fund Shares Investor Class	Hennessy Core Bond Fund - Investor Returns after taxes on distributions and sale of fund shares	3.79%	4.00%	3.37%
Barclays Capital Intermediate U.S. Government/Credit Index	Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	(0.86%)	3.96%	4.09%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.